Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	38 Months Ended		46 Months Ended		60 Months Ended	66 Months Ended		120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024		Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 19, 2021	Dec. 31, 2020	Sep. 04, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
C000025975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA Crescent Fund (Institutional Class/FPACX)
Account Value		$ 20,620	$ 20,620	$ 20,620		$ 20,620		$ 20,620	$ 20,620		$ 20,620	$ 18,959	$ 15,763	$ 17,360		$ 15,073		$ 13,445	$ 11,203	$ 12,102	$ 10,963	$ 9,944	$ 10,153	$ 10,000
Average Annual Return, Percent		8.76%	16.37%					9.96%			7.50%
C000249813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA Crescent Fund (Investor Class/FPFRX)
Account Value		$ 20,416	$ 20,416	20,416		20,416		$ 20,416	20,416		$ 20,416	18,959	15,763	17,360		15,073		13,445	11,203	12,102	10,963	9,944	10,153	10,000
Average Annual Return, Percent	[1]	8.71%	16.26%					9.85%			7.40%
C000221940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA Crescent Fund (Supra Institutional Class/FPCSX)
Account Value		$ 157,780,579	$ 157,780,579	157,780,579		$ 157,780,579		$ 157,780,579	157,780,579		$ 157,780,579	145,000,614	120,501,587	132,623,082		115,079,605	$ 100,000,000
Average Annual Return, Percent		8.81%	16.46%			12.68%	[2]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 33,521	$ 33,521	33,521		$ 33,521		$ 33,521	33,521		$ 33,521	29,075	23,023	28,114		21,844	100,000,000	18,449	14,031	14,675	12,045	10,758	10,612	10,000
Average Annual Return, Percent		15.29%	24.56%			14.74%	[2]	15.05%			12.86%
Bloomberg US Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Account Value		$ 9,322	$ 9,322	$ 9,322		$ 9,322		$ 9,322	$ 9,322		$ 9,322	9,348	8,805	10,120	$ 10,000	117,572		109,291	100,000
Average Annual Return, Percent		(0.28%)	3.47%	(2.17%)	[3]			0.11%	1.26%	[4]
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value		$ 22,474	$ 22,474	$ 22,474		$ 22,474		$ 22,474	$ 22,474		$ 22,474	20,192	16,524	20,241		17,075	100,000,000	14,688	11,602	12,808	10,331	9,578	9,810	10,000
Average Annual Return, Percent		11.30%	19.38%			11.02%	[2]	10.76%			8.43%
Sixty 40 S And P 500 Index Bloomberg Barclays US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index
Account Value		$ 22,354	$ 22,354	22,354		$ 22,354		$ 22,354	22,354		$ 22,354	20,566	17,478	20,754		17,914	100,000,000	15,614	12,780	13,087	11,458	10,580	10,445	10,000
Average Annual Return, Percent		8.70%	15.42%			7.71%	[2]	9.01%			8.38%
Consumer Price Index US CPI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index (US) CPI
Account Value		$ 13,171	$ 13,171	13,171		$ 13,171		$ 13,171	13,171		$ 13,171	12,994	12,542	11,788		11,014	$ 100,000,000	10,873	10,629	$ 10,427	$ 10,211	$ 10,003	$ 9,935	$ 10,000
Average Annual Return, Percent		1.36%	3.03%			5.00%	[2]	4.15%			2.79%
Consumer Price Index Seasonally Adjusted 2 Wrap [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index Seasonally Adjusted + 2% Wrap
Account Value		$ 12,500	$ 12,500	$ 12,500		$ 12,500		$ 12,500	$ 12,500		$ 12,500	$ 12,209	$ 11,551	$ 10,642	$ 10,000	$ 107,845		$ 104,362	$ 100,000
Average Annual Return, Percent		2.41%	5.05%	7.51%	[3]			6.25%	6.04%	[4]

[1]	Investor Class commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.
[2]	Supra Institutional Class commenced operations on September 4, 2020.
[3]	Advisor Class commenced operations on April 19, 2021.
[4]	Institutional Class commenced operations on December 31, 2018.